Subsequent event	12 Months Ended
Jun. 30, 2024
Subsequent Events [Abstract]
Subsequent event

24. Subsequent event

On September 19, 2024, Mr. Cox agreed to waive approximately GBP377,229 (US$500,000) of the amount owed to him. It was recorded as a shareholder contribution and credited to the additional paid-in capital.

Saved as disclosed above, the Company evaluated all events and transactions that occurred after June 30, 2024 up through December 2, 2024, which is the date that these consolidated financial statements are available to be issued, and there were no other material subsequent events that require disclosure in these consolidated financial statements.